REDEEMABLE NONCONTROLLING INTEREST (Details) ₽ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
REDEEMABLE NONCONTROLLING INTEREST
Redeemable value	$ 187.6	₽ 13,035	₽ 9,821
Business combinations
REDEEMABLE NONCONTROLLING INTEREST
Redeemable value	4.0	278
Business unit equity awards - Related to the options to acquire depository receipts
REDEEMABLE NONCONTROLLING INTEREST
Redeemable value	132.5	9,203	7,324
Senior employees
REDEEMABLE NONCONTROLLING INTEREST
Redeemable value	$ 51.1	₽ 3,554	₽ 2,497